UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24F-2

1.	Name and address of issuer:
	Engine No. 1 ETF Trust
	710 Sansome Street
	San Francisco, CA 94111

2.	The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]	Engine No. 1 Transform 500 ETF

3.	Investment Company Act File Number:	811-23617

	Securities Act File Number:	333-249926

4(a).	Last day of fiscal year for which this Form is filed:	October 31, 2021

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90
	calendar days after the end of the issuer's fiscal year). (See
	Instruction A.2)

4(c).	[ ] Check the box if this is the last time the issuer will be filing
	this Form.

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the identifier for each such class or series):

	(i) Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f):	$225,011,715

	(ii) Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$3,277,505

	(iii) Aggregate price of securities redeemed or
	repurchased during any prior fiscal year
	ending no earlier than October 11, 1995 that
	were not previously used to reduce
	registration fees payable to the Commission:	$-

	(iv) Total available redemption credits
	[add Items 5(ii) and 5(iii)]:	$3,277,505

	(v) Net sales - if Item 5(i) is greater
	than Item 5(iv)[subtract Item 5(iv)
	from Item 5(i)]:	$221,734,210

	(vi) Redemption credits available for use
	in future years - if Item 5(i) is less
	than Item 5(iv)[subtract Item
	5(iv) from Item 5(i):	$-

	(vii) Multiplier for determining registration fee
	(See Instruction C.9)	0.00009270

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)
	(enter "0" if no fee is due):	$20,554.76

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

8.	Total of the amount of the registration fee due plus any interest due
	[line 5(viii) plus line 7]:	$20,554.76

9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository: January 14, 2022

Method of Delivery:

[X] Wire Transfer
[ ] Mail or other means

SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)*	/s/ Joshua G Hunter
Name: Joshua G. Hunter
Title: Principal Financial Officer and Treasurer

Date: January 18, 2022

*Please print the name and title of the signing officer below the signature.